                     SUPPLEMENT DATED MARCH 31, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 29, 2004
                              VAN KAMPEN PACE FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                         VAN KAMPEN FOCUS EQUITY FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 29, 2004
                       VAN KAMPEN GLOBAL FRANCHISE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                     OCTOBER 29, 2004 AND FEBRUARY 7, 2005

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2004
                           VAN KAMPEN HIGH YIELD FUND
                         VAN KAMPEN CORPORATE BOND FUND
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2004
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 8, 2005
                           VAN KAMPEN TECHNOLOGY FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                          VAN KAMPEN INTERMEDIATE TERM

                             MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND

     The Prospectus is hereby supplemented as follows:

     Effective June 6, 2005, the section of the Prospectus entitled "PURCHASE OF SHARES--CLASS A SHARES PURCHASE PROGRAMS--NET ASSET VALUE PURCHASE OPTIONS" is revised as follows:

     (1) Option (4) is hereby deleted in its entirety and replaced with the following:

          (4) Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing Fund shares on behalf of clients participating in a fund supermarket, wrap program, asset allocation program, or other program in which the clients pay an asset-based fee (which may be subject to a minimum flat fee) for: advisory or financial planning services, executing transactions in Participating Fund shares, or for otherwise participating in the program.

     (2) Option (7) is hereby deleted in its entirety.

     (3) Option (8) is hereby deleted in its entirety and replaced with the following:

          (7) Trusts created under pension, profit sharing or other employee benefit plans (including qualified and non-qualified deferred compensation plans), provided that (a) the total plan assets are at least $1 million or
     (b) the plan has more than 100 eligible employees. A commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million.

          (8) Custodial accounts held by a bank or trust company, created pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code").

     (4) Option (9) is hereby deleted in its entirety and replaced with the following:

          (9) Clients of authorized dealers purchasing shares in fixed or flat fee (rather than transaction based fees) brokerage accounts.

     (5) The following paragraph is added as the second to last paragraph in this section:

     These changes in NAV purchase options are prospective only. Investors that, as of June 6, 2005, became eligible to purchase Class A Shares at net asset value pursuant to these revised options may have previously purchased Class B Shares or Class C Shares of the Fund. The terms of any such Class B Shares or Class C Shares purchased before June 6, 2005 remain unchanged -- such Class B Shares and Class C Shares remain subject to the annual operating expenses and contingent deferred sales charges ("CDSC") applicable to such shares and remain exchangeable only into corresponding Class B Shares or Class C Shares of other Participating Funds pursuant to the exchange privilege. An investor electing to redeem such Class B Shares or Class C Shares and reinvest in Class A Shares would be subject to any applicable CDSC and tax consequences.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 UNIV SPT-B 3/05